Financial and capital risk management (Tables)	12 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Disclosure of external credit grades
The current credit policy sets forth credit limits for customers based on credit score analysis made by the Group’s credit management area. Such score is determined considering the qualitative and quantitative information related to each customer, resulting in a rating classification and a level of requirement of guarantees as follows:

			% Of guarantees required on sales
Credit rating	% Customers	Risk classification	Medium-sized farmers (i)	Other
AA & A	18%	Very small	80-90%	0%
B	49%	Medium	100%	30%
C & D	15%	High	100%	60%
Simplified	18%	Small farmers	N/A	N/A
(i)Medium-sized farmers ranging between 100 and 10,000 hectares in planted acreage that are typically not serviced directly by agricultural input producers.

Disclosure of internal credit grades
The current credit policy sets forth credit limits for customers based on credit score analysis made by the Group’s credit management area. Such score is determined considering the qualitative and quantitative information related to each customer, resulting in a rating classification and a level of requirement of guarantees as follows:

			% Of guarantees required on sales
Credit rating	% Customers	Risk classification	Medium-sized farmers (i)	Other
AA & A	18%	Very small	80-90%	0%
B	49%	Medium	100%	30%
C & D	15%	High	100%	60%
Simplified	18%	Small farmers	N/A	N/A
(i)Medium-sized farmers ranging between 100 and 10,000 hectares in planted acreage that are typically not serviced directly by agricultural input producers.

Disclosure of maximum exposure to credit risk	Maximum exposure to credit risk as of June 30, 2023 and June 30, 2022:

	2023	2022

Trade receivables (current and non-current)	2,708,539	1,834,353
Advances to suppliers	192,119	383,257

	2,900,658	2,217,610

Disclosure of maturity analysis for non-derivative financial liabilities
The following maturity analysis of the Group’s financial liabilities and gross settled derivative financial instruments contracts (for which the cash flows are settled simultaneously) is based on the expected undiscounted contractual cash flows from the year end date to the contractual maturity date:

	2023
	Up to 1 year	From 1 to 5 years	Total

Trade payables	2,765,354	2,547	2,767,901
Lease liabilities	91,419	111,304	202,723
Borrowings	982,318	48,382	1,030,700
Obligations to FIAGRO quota holders	159,722	-	159,722
Payables for the acquisition of subsidiaries	224,689	55,242	279,931
Commodity forward contracts	210,040	-	210,040
Derivative financial instruments	44,639	-	44,639
Salaries and social charges	226,583	-	226,583
Dividends payable	1,642	-	1,642
Warrant liabilities	36,446	-	36,446
Liability for FPA Shares	-	139,133	139,133

	4,742,852	356,608	5,099,460

	2022
	Up to 1 year	From 1 to 5 years	Total

Trade payables	2,377,256	-	2,377,256
Lease liabilities	72,228	93,487	165,715
Borrowings	709,266	31,751	741,017
Payables for the acquisition of subsidiaries	114,540	55,444	169,984
Commodity forward contracts	27,729	-	27,729
Derivative financial instruments	7,303	-	7,303
Salaries and social charges	188,083	-	188,083
Dividends payable	422	-	422

	3,496,827	180,682	3,677,509

Disclosure of maturity analysis for derivative financial liabilities
The following maturity analysis of the Group’s financial liabilities and gross settled derivative financial instruments contracts (for which the cash flows are settled simultaneously) is based on the expected undiscounted contractual cash flows from the year end date to the contractual maturity date:

	2023
	Up to 1 year	From 1 to 5 years	Total

Trade payables	2,765,354	2,547	2,767,901
Lease liabilities	91,419	111,304	202,723
Borrowings	982,318	48,382	1,030,700
Obligations to FIAGRO quota holders	159,722	-	159,722
Payables for the acquisition of subsidiaries	224,689	55,242	279,931
Commodity forward contracts	210,040	-	210,040
Derivative financial instruments	44,639	-	44,639
Salaries and social charges	226,583	-	226,583
Dividends payable	1,642	-	1,642
Warrant liabilities	36,446	-	36,446
Liability for FPA Shares	-	139,133	139,133

	4,742,852	356,608	5,099,460

	2022
	Up to 1 year	From 1 to 5 years	Total

Trade payables	2,377,256	-	2,377,256
Lease liabilities	72,228	93,487	165,715
Borrowings	709,266	31,751	741,017
Payables for the acquisition of subsidiaries	114,540	55,444	169,984
Commodity forward contracts	27,729	-	27,729
Derivative financial instruments	7,303	-	7,303
Salaries and social charges	188,083	-	188,083
Dividends payable	422	-	422

	3,496,827	180,682	3,677,509

Disclosure of sensitivity analysis for interest rate risk
The following table sets forth the potential impacts on the statements of profit or loss:

	2023
		Expense on profit or loss
	Current Index	Scenario 1	Scenario 2	Scenario 3

Floating rate borrowings in Brazil	CDI Rate (12.65%)	149,124	177,153	205,183
Floating rate borrowings in Colombia	IBR Rate (12.75%)	11,503	13,685	15,866

		160,627	190,838	221,049

Disclosure of sensitivity analysis for types of market risk
The following table set forth the potential impacts on the statements of profit or loss:

	2023
		Effect on profit or loss and
	Current Index	Scenario 1	Scenario 2	Scenario 3

Trade receivables in U.S. Dollars	4.7362	(3,692)	48,980	101,652
Trade payables in U.S. Dollars	4.7362	5,747	(76,243)	(158,233)
Borrowings in U.S. Dollars	4.7362	(2,752)	36,501	75,753

Net impacts on commercial operations		(697)	9,238	19,172

Derivative financial instruments	4.7362	646	(8,557)	(17,760)

Total impact, net of derivatives		(51)	681	1,412
As of June 30, 2023:

	Tons	Position	Current Risk (i)	Average of contract prices	Current Market (R$/bag)	+25% current		+50% current

Position						Market	Impact	Market	Impact

Corn 2023	248,796	Purchased	(140,542)	67.42	35.34	44.18	(35,136)	53.01	(70,271)
Corn 2023	(248,999)	Sold	54,190	48.39	34.96	43.70	13,548	52.44	27,095
Soybean 2024	449,847	Purchased	(634)	127.86	127.95	159.94	(159)	191.93	(317)
Soybean 2024	(145,915)	Sold	4,449	143.80	145.71	182.14	1,112	218.57	2,225
Corn 2024	54,433	Purchased	(9,499)	55.35	43.11	53.89	(2,375)	64.67	(4,750)
Corn 2024	(6,500)	Sold	(170)	47.44	49.28	61.60	(43)	73.92	(85)
Net exposure on grain contracts	351,662	Net purchased	(92,206)				(23,053)		(46,103)
Soybean 2024	(319,271)	Sold on derivatives	(2,761)		13.25	16.56	(690)	19.86	(1,377)
Corn 2024	(55,645)	Sold on derivatives	11,598		60.24	75.30	2,900	90.36	5,799
Net exposure on derivatives	(374,917)	Net sold	8,837				2,210		4,422
Net exposure	(23,255)		(83,369)				(20,843)		(41,681)
(i)The mismatch on current fair value of Commodity forward contracts for Corn 2023 is related to derivatives contracts that were settled in advance for cash management purposes, resulting in an income of R$80,990 recognized as finance income.

Disclosure of detailed information about hedging instruments	(i)See note 8 (g) that describe the exposure to commodity prices and volume.